Submission	Sep. 11, 2026
Submission [Line Items]
Central Index Key	0002083142
Registrant Name	Sono Group S.a r.l.
Registration File Number	333-297478
Form Type	S-4
Submission Type	S-4/A
Fee Exhibit Type	EX-FILING FEES